Fair Value of Financial Instruments	9 Months Ended
Sep. 30, 2015
Fair Value of Financial Instruments
Fair Value of Financial Instruments

13. Fair Value of Financial Instruments

The fair value for certain financial instruments is derived using a combination of market quotes, pricing models and other valuation techniques that involve significant management judgment. The price transparency of financial instruments is a key determinant of the degree of judgment involved in determining the fair value of the Combined Entities’ financial instruments. Financial instruments for which actively quoted prices or pricing parameters are available and for which markets contain orderly transaction will generally have a higher degree of price transparency than financial instruments for which markets are inactive or consist of non‑orderly trades. The Combined Entities evaluate several factors when determining if a market is inactive or when market transactions are not orderly. The following is a summary of the methods and assumptions used by management in estimating the fair value of each class of assets and liabilities for which it is practicable to estimate the fair value:

Cash and cash equivalents, rent receivables, net accounts payable and accrued liabilities:  The carrying values of these balances approximate their fair values because of the short‑term nature of these instruments.

Revolving credit facility:  The fair value of the Partnership’s revolving credit facility is estimated using a discounted cash flow analysis based on management’s estimates of current market interest rates for instruments with similar characteristics, including remaining loan term, loan‑to‑value ratio, type of collateral and other credit enhancements. Additionally, since a quoted price in an active market is generally not available for the instrument or an identical instrument, the Partnership measures fair value using a valuation technique that is consistent with the principles of fair value measurement which typically considers what management believes is a market participant rate for a similar instrument. The Partnership classifies these inputs as Level 3 inputs.

Investments in receivables:  The Partnership’s Investments in receivables are presented in the accompanying combined balance sheets at their amortized cost net of recorded reserves and not at fair value. The fair values of the receivables were estimated using an internal valuation model that considered the expected cash flow of the receivables and estimated yield requirements by market participants with similar characteristics, including remaining loan term, and credit enhancements. The Partnership classifies these inputs as Level 3 inputs.

Secured debt facilities:  The fair value of the Combined Entities’ secured debt facilities are estimated using a discounted cash flow analysis based on management’s estimates of current market interest rates for instruments with similar characteristics, including remaining loan term, loan‑to‑value ratio, type of collateral and other credit enhancements. Additionally, since a quoted price in an active market is generally not available for the instrument or an identical instrument, the Partnership measures fair value using a valuation technique that is consistent with the principles of fair value measurement which typically considers what management believes is a market participant rate for a similar instrument. The Partnership classifies these inputs as Level 3 inputs.

Interest rate swap agreements:  The Combined Entities’ interest rate swap agreements are presented at fair value on the accompanying combined balance sheets. The valuation of these instruments is determined using a proprietary model that utilizes observable and unobservable inputs. A majority of the inputs are observable with the only unobservable inputs relating to the lack of performance risk on the part of the Combined Entities or the counter party to the instrument. As such, the Combined Entities classify these inputs as Level 2 inputs. The proprietary model uses the contractual terms of the derivatives, including the period to maturity, as well as observable market‑based inputs, including the interest rate curves and volatility. The fair values of interest rate swaps are estimated using the market standard methodology of netting the discounted fixed cash payments and the discounted expected variable cash receipts. The variable cash receipts are based on an expectation of interest rates (forward curves) derived from observable market interest rate curves. In addition, credit valuation adjustments, which consider the impact of any credit risk to the contracts, are incorporated in the fair values to account for potential nonperformance risk.

The table below summarizes the carrying amounts and fair values of financial instruments which are not carried at fair value on the face of the financial statements:

Disclosure
	September 30, 2015
	Carrying amount	Fair Value
Investment in receivables, net	$8,305,178	$8,385,612
Revolving credit facility	164,500,000	164,500,000
Secured debt facilities	39,704,988	39,704,988

	December 31,
	2014		2013
	Carrying amount	Fair Value	Carrying amount	Fair Value
Investment in receivables, net	$8,665,274	$8,665,274	$9,085,281	$9,085,281
Revolving credit facility	74,000,000	74,000,000	—	—
Secured debt facilities	70,782,005	70,782,005	139,635,210	139,635,210

Disclosure of the fair values of financial instruments is based on pertinent information available to the Partnership as of the period end and requires a significant amount of judgment. Despite increased capital market and credit market activity, transaction volume for certain financial instruments remains relatively low. This has made the estimation of fair values difficult and, therefore, both the actual results and the Combined Entities’ estimate of value at a future date could be materially different.

The Combined Entities measured the following assets and liabilities at fair value on a recurring basis:

	September 30,	December 31,
	2015	2014	2013
Derivative assets	$—	$—	$459,278
Derivative liabilities	2,400,877	377,304	193,101

As of September 30, 2015 and December 31, 2014 and 2013, the Partnership measured the following assets and liabilities at fair value on a nonrecurring basis:

		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable Inputs	Unobservable Inputs
	Total	Identical Assets	(Level 2)	(Level 3)
Impaired real property interests at September 30, 2015	$—	$—	$—	$—
Impaired real property interests at December 31, 2014	—	—	—	—
Impaired real property interests at December 31, 2013	149,555	—	—	149,555

As of September 30, 2015, December 31, 2014 and December 31, 2013, eighteen,  two and six of the Partnership’s real property interests, respectively, were measured at estimated fair value as these interests were impaired and the carrying value of each interest was adjusted to estimated fair value. The fair value of real property interests are estimated based on the price that would be received to sell an asset in an orderly transaction between marketplace participants at the measurement date. The Partnership’s valuations generally apply the discounted cash flow method to estimate the fair value of real property interests, which includes the use of various assumptions for cash flow projections, including rental rates, releasing assumptions, inflation rates, asset utilization, and discount rates. The Partnership also applies other valuation techniques, including analysis of rent comparable sales transaction or actual sales negotiations, when appropriate, in determining the fair value of real property interests. The Partnership also considers information obtained about each real property interest as a result of its pre‑acquisition due diligence and its marketing and leasing activities in estimating the fair value of the tangible and intangible assets acquired. In estimating carrying costs, management also includes real estate taxes, insurance and other operating expenses, and estimates of lost rentals at market rates during the expected lease‑up periods. In addition, the Partnership estimates costs to execute similar leases, including leasing commissions and legal and other related expenses, to the extent that such costs have not already been incurred in connection with a new lease origination as part of the transaction. The range of the discount rates used to estimate the fair values was 8.75% to 9.5%.

The estimated discount rates selected by the Partnership vary on a property by property basis based upon several factors such as asset location, lease terms and quality of the tenants in place. The range of discount rates disclosed above should not be relied upon as an indication of the price at which other real property interests in the Partnership’s portfolio may sell, as there are many factors that influence the discount rate.